Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Kesselman & Kesselman
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Scinai Immunotherapeutics Ltd. and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statement of operations, comprehensive loss (income), changes in shareholders’ equity and of cash flows for the years then ended, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

Substantial Doubt about the Company’s Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 1f to the financial statements, the Company has suffered recurring losses from operations and has incurred cash outflows from operating activities. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 1f. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. This matter is also described in the “Critical Audit Matters” section of our report.